United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3181

(Investment Company Act File Number)

Federated Short-Intermediate Duration Municipal Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 06/30/15

Date of Reporting Period: Quarter ended 03/31/15

Item 1. Schedule of Investments

Federated Short-Intermediate Duration Municipal Trust
Portfolio of Investments
March 31, 2015 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—98.5%
		Alabama—0.2%
$2,600,000		Tuscaloosa, AL, GO Warrants (Series 2010-B), 5.00%, 2/15/2016	$2,707,068
		Alaska—0.7%
2,000,000		Valdez, AK Marine Terminal, Revenue Refunding Bonds (Series 2003A), 5.00% (BP PLC), 1/1/2021	2,320,780
5,000,000		Valdez, AK Marine Terminal, Revenue Refunding Bonds (Series 2003B), 5.00% (BP PLC), 1/1/2021	5,801,950
		TOTAL	8,122,730
		Arizona—1.1%
3,000,000	[1]	Arizona Health Facilities Authority, Variable Rate Revenue Refunding Bonds (Series 2013A-1), 1.87% TOBs (Phoenix Children's Hospital), 2/5/2020	3,084,450
3,500,000		Arizona State, COPs (Series 2010A), 5.00% (Assured Guaranty Corp. INS), 10/1/2015	3,584,105
3,000,000		Maricopa County, AZ Pollution Control Corp., PCR Revenue Refunding Bonds (Series 2010A), 4.00% TOBs (Public Service Co., NM), Mandatory Tender 6/1/2015	3,013,710
2,270,000		Navajo County, AZ Pollution Control Corp., Revenue Refunding Bonds (Series 2014A), 0.45% TOBs (Arizona Public Service Co.), Mandatory Tender 11/17/2015	2,269,841
1,250,000		Pima County, AZ Sewer System, Revenue Bonds (Series 2011B), 5.00%, 7/1/2015	1,265,213
		TOTAL	13,217,319
		Arkansas—0.7%
500,000		Beaver Water District of Benton and Washington Counties, AR, Revenue Refunding Bonds (Series 2010), 3.00%, 11/15/2017	527,420
7,250,000		Independence County, AR, PCR Refunding Bonds (Series 2013), 2.375% (Entergy Arkansas, Inc.), 1/1/2021	7,471,125
		TOTAL	7,998,545
		California—9.7%
1,000,000		Alameda Corridor Transportation Authority, CA, Tax-Exempt Senior Lien Revenue Refunding Bonds (Series 2013A), 5.00%, 10/1/2019	1,163,110
10,000,000		Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (Series 2014C), 1.875% TOBs, 4/1/2019	10,210,000
5,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2007B-1), 1.12% TOBs, 4/1/2024	5,100,750
10,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2007G-1), 1.12% TOBs, 4/1/2024	10,201,500
13,000,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2013B), 5.00% TOBs (St. Joseph Health System), Mandatory Tender 10/15/2019	15,121,210
5,000,000	[1]	California Infrastructure & Economic Development Bank, (J Paul Getty Trust), Variable Rate Refunding Revenue Bonds (Series 2012B-2), 0.30%, 10/01/2047	4,999,650
5,000,000		California PCFA, Solid Waste Disposal Revenue Refunding Bonds (Series 1998B), 3.625% (Waste Management, Inc.), 6/1/2018	5,096,850
5,000,000		California State Department of Water Resources Power Supply Program, Revenue Bonds (Series 2010L), 5.00%, 5/1/2015	5,020,550
1,440,000		California State Public Works Board, Lease Revenue Bonds (Series 2012H), 5.00%, 4/1/2019	1,650,370
9,250,000	[1]	California State, UT GO Bonds (Index Floating Rate Bonds Series 2013E), 0.951% TOBs, 12/1/2018	9,392,172
3,335,000		California State, UT GO Bonds, 4.00% TOBs, 12/1/2017	3,553,209
4,000,000	[1]	California State, UT GO Refunding Bonds (Series 2012B), 1.02%, 5/1/2019	4,070,480
3,000,000	[1]	California State, UT GO Refunding Bonds (Series 2012B), 1.17%, 5/1/2020	3,066,030
5,000,000		California State, Various Purpose UT GO Bonds (Series 2013), 5.00%, 10/1/2019	5,820,300
3,000,000		California State, Various Purpose UT GO Bonds, 5.00%, 10/1/2015	3,073,320
2,500,000		California Statewide CDA, Revenue Bonds (Series 2009E-1), 5.00% TOBs (Kaiser Permanente), Mandatory Tender 5/1/2017	2,727,600
2,500,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Revenue Refunding Bonds (Series 2013B-2), 5.00% TOBs, 1/15/2020	2,785,175
4,195,000		Los Angeles, CA USDT, Refunding COPs (Series 2010A), 5.00%, 12/1/2015	4,331,337
1,050,000		Orange County, CA Transportation Authority, Senior Lien Toll Road Revenue Refunding Bonds (Series 2013), 5.00% (91 Express Lanes-OCTA), 8/15/2019	1,224,101
2,750,000		San Diego County, CA Water Authority, Subordinate Lien Water Revenue Refunding Bonds (Series 2011S-1), 5.00%, 7/1/2016	2,903,065
2,815,000		San Francisco, CA Public Utilities Commission (Water Enterprise), Water Revenue Bonds (Series 2010DE), 5.00% (United States Treasury COL), 11/1/2017	3,124,537
8,670,000		San Francisco, CA Public Utilities Commission (Water Enterprise), Water Revenue Bonds (Series 2010DE), 5.00%, 11/1/2017	9,646,936

Principal Amount			Value
		MUNICIPAL BONDS—continued
		California—continued
$1,000,000		San Joaquin Hills, CA Transportation Corridor Agency, Senior Lien Toll Road Revenue Refunding Bonds (Series 2014A), 5.00%, 1/15/2017	$1,078,540
1,750,000		Val Verde, CA USDT, GO BANs (Series 2013), 3.00% (United States Treasury PRF 8/1/2016@100), 8/1/2018	1,812,615
		TOTAL	117,173,407
		Colorado—1.5%
4,500,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2009B-3), 1.875% TOBs (Catholic Health Initiatives), Mandatory Tender 11/6/2019	4,516,200
2,115,000		Colorado Health Facilities Authority, Revenue Refunding Bonds (Series 2012C), 4.00% (Covenant Retirement Communities, Inc.), 12/1/2015	2,151,378
1,795,000		Colorado Health Facilities Authority, Revenue Refunding Bonds (Series 2012C), 4.00% (Covenant Retirement Communities, Inc.), 12/1/2016	1,860,105
400,000		Colorado Health Facilities Authority, Revenue Refunding Bonds (Series 2015A), 1.00% (Covenant Retirement Communities, Inc.), 12/1/2015	401,076
550,000		Colorado Health Facilities Authority, Revenue Refunding Bonds (Series 2015A), 2.00% (Covenant Retirement Communities, Inc.), 12/1/2016	558,971
700,000		Colorado Health Facilities Authority, Revenue Refunding Bonds (Series 2015A), 3.00% (Covenant Retirement Communities, Inc.), 12/1/2017	729,673
600,000		Colorado Health Facilities Authority, Revenue Refunding Bonds (Series 2015A), 4.00% (Covenant Retirement Communities, Inc.), 12/1/2018	646,068
625,000		Colorado Health Facilities Authority, Revenue Refunding Bonds (Series 2015A), 4.00% (Covenant Retirement Communities, Inc.), 12/1/2019	676,156
1,000,000		Colorado Health Facilities Authority, Revenue Refunding Bonds (Series 2015A), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2020	1,134,960
750,000		Colorado Health Facilities Authority, Revenue Refunding Bonds (Series 2015A), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2021	856,207
250,000		Colorado Health Facilities Authority, Revenue Refunding Bonds (Series 2015A), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2022	285,493
2,750,000	[1]	E-470 Public Highway Authority, CO, Senior Revenue Bonds (Series 2014A), 1.20% TOBs, Mandatory Tender 8/31/2017	2,752,145
1,710,000	[1]	E-470 Public Highway Authority, CO, Senior Revenue Bonds (SIFMA Index Series 2007CD-2), 1.77% TOBs (National Public Finance Guarantee Corporation INS), Mandatory Tender 8/31/2017	1,720,345
		TOTAL	18,288,777
		Connecticut—3.5%
1,010,000		Bridgeport, CT, UT GO Refunding Bonds (Series 2012B), 4.00%, 8/15/2015	1,024,241
3,185,000		Bridgeport, CT, UT GO Refunding Bonds (Series 2012B), 5.00%, 8/15/2016	3,379,062
2,580,000		Bridgeport, CT, UT GO Refunding Bonds (Series 2012B), 5.00%, 8/15/2017	2,824,713
5,000,000	[1]	Connecticut State HEFA, Revenue Bonds (Series 2014B Floating Rate Note), 0.665% TOBs (Yale-New Haven Hospital), 7/1/2019	5,023,200
10,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012A), 1.27%, 4/15/2020	10,239,500
2,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012D), 0.94%, 9/15/2019	2,037,480
1,500,000	[1]	Connecticut State, UT GO SIFMA INDEX Bonds (Series 2013A), 0.92%, 3/1/2023	1,511,310
2,255,000	[1]	Connecticut State, UT GO SIFMA INDEX Bonds (Series 2013A), 0.97%, 3/1/2024	2,267,763
4,000,000	[1]	Connecticut State, UT GO SIFMA INDEX Bonds (Series 2013A), 1.01%, 3/1/2025	4,024,840
5,000,000		Connecticut State, Variable-Rate Remarketed Obligations (Series A-4), 0.28%, 1/1/2018	5,000,000
2,100,000		West Haven, CT, UT GO Bonds, 4.00% (AGM INS), 8/1/2018	2,266,089
2,000,000		West Haven, CT, UT GO Bonds, 4.00% (AGM INS), 8/1/2019	2,184,600
		TOTAL	41,782,798
		District of Columbia—0.2%
2,000,000		District of Columbia Revenue, University Revenue Refunding Bonds (Series 2009A), 5.00% (Georgetown University), 4/1/2015	2,000,000
		Florida—4.6%
8,000,000		Citizens Property Insurance Corp. FL, Senior Secured Bonds (Series 2012A-1), 5.00% (Citizens Property Insurance PLA/CLA Accounts), 6/1/2015	8,064,240
7,245,000		Florida State Board of Education, UT GO Capital Outlay Refunding Bonds (Series 2010A), 5.00% (Florida State), 6/1/2017	7,929,290
500,000		Florida State Municipal Power Agency, Stanton II Project Revenue Bonds (Series 2012A), 4.00%, 10/1/2015	509,300
630,000		Florida State Municipal Power Agency, Stanton II Project Revenue Bonds (Series 2012A), 4.00%, 10/1/2017	677,433
800,000		Florida State Municipal Power Agency, Stanton II Project Revenue Bonds (Series 2012A), 5.00%, 10/1/2016	852,296

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Florida—continued
$2,000,000		Halifax Hospital Medical Center, FL, Hospital Revenue Refunding & Improvement Bonds (Series 2006A), 5.25%, 6/1/2015	$2,014,180
375,000		Hillsborough County, FL IDA, Hospital Revenue Refunding Bonds (Series 2012A), 4.00% (Tampa General Hospital), 10/1/2015	382,031
600,000		Hillsborough County, FL IDA, Hospital Revenue Refunding Bonds (Series 2012A), 5.00% (Tampa General Hospital), 10/1/2018	671,994
630,000		Hillsborough County, FL IDA, Hospital Revenue Refunding Bonds (Series 2012A), 5.00% (Tampa General Hospital), 10/1/2019	720,430
525,000		Hillsborough County, FL IDA, Hospital Revenue Refunding Bonds (Series 2012A), 5.00% (Tampa General Hospital), 10/1/2020	607,976
1,245,000		Hillsborough County, FL IDA, Hospital Revenue Refunding Bonds (Series 2012A), 5.00% (Tampa General Hospital), 10/1/2021	1,454,235
1,300,000		Hillsborough County, FL IDA, Hospital Revenue Refunding Bonds (Series 2012A), 5.00% (Tampa General Hospital), 10/1/2022	1,527,084
750,000		Miami Beach, FL Health Facilities Authority, Hospital Revenue Refunding Bonds (Series 2012), 3.00% (Mt. Sinai Medical Center, FL), 11/15/2015	759,285
1,435,000		Miami Beach, FL Health Facilities Authority, Hospital Revenue Refunding Bonds (Series 2012), 3.00% (Mt. Sinai Medical Center, FL), 11/15/2016	1,475,194
4,900,000		Miami-Dade County, FL IDA, Solid Waste Disposal Revenue Bonds (Series 2007), 1.75% TOBs (Waste Management, Inc.), Mandatory Tender 9/1/2027	4,897,746
7,800,000		Miami-Dade County, FL School Board, COPs (Series 2011B), 5.00% TOBs, Mandatory Tender 5/1/2016	8,168,862
420,000		Orange County, FL, Health Facilities Authority, Revenue Bonds (Series 2014), 2.00% (Presbyterian Retirement Communities), 8/1/2015	422,348
500,000		Orange County, FL, Health Facilities Authority, Revenue Bonds (Series 2014), 3.00% (Presbyterian Retirement Communities), 8/1/2016	516,045
305,000		Orange County, FL, Health Facilities Authority, Revenue Bonds (Series 2014), 3.00% (Presbyterian Retirement Communities), 8/1/2017	319,137
1,300,000		Orange County, FL, Health Facilities Authority, Revenue Bonds (Series 2014), 4.00% (Presbyterian Retirement Communities), 8/1/2019	1,427,504
1,750,000		Orlando & Orange County Expressway Authority, FL, Revenue Refunding Bonds (Series 2012A), 5.00%, 7/1/2018	1,971,463
1,500,000		Orlando & Orange County Expressway Authority, FL, Revenue Refunding Bonds (Series 2012A), 5.00%, 7/1/2019	1,728,720
1,350,000		Orlando & Orange County Expressway Authority, FL, Revenue Refunding Bonds (Series 2012A), 5.00%, 7/1/2020	1,585,818
1,500,000		Orlando, FL Utilities Commission, Utility System Revenue Refunding Bonds (Series 2011B), 5.00%, 10/1/2018	1,703,625
2,755,000		Tampa Bay, FL Water Utility System, Refunding Revenue Bonds (Series 2011B), 5.00% (United States Treasury COL), 10/1/2018	3,118,825
2,245,000		Tampa Bay, FL Water Utility System, Refunding Revenue Bonds (Series 2011B), 5.00% (United States Treasury COL), 10/1/2018	2,553,081
		TOTAL	56,058,142
		Georgia—3.3%
2,500,000		Atlanta, GA Airport Passenger Facilities Charge Revenue, Subordinate Lien General Revenue Bonds (Series 2010B), 5.00%, 1/1/2018	2,779,925
4,000,000		Burke County, GA Development Authority, PCRBs (First Series 2012), 1.75% TOBs (Georgia Power Co.), Mandatory Tender 6/1/2017	4,049,440
950,000		DeKalb County, GA Water & Sewerage, Revenue Bonds (Series 2011A), 4.00%, 10/1/2015	968,249
3,535,000		Floyd County, GA Development Authority PCRBs (First Series 2010), 0.85% TOBs (Georgia Power Co.), Mandatory Tender 11/19/2015	3,542,954
3,000,000		Fulton County, GA Water & Sewage System, Revenue Refunding Bonds (Series 2011), 5.00%, 1/1/2019	3,419,130
2,460,000		Gainesville & Hall County, GA Development Authority, Retirement Communities Revenue Refunding Bonds (Series 2012), 4.00% (ACTS Retirement Life Communities, Inc.), 11/15/2017	2,564,378
7,500,000	[1]	Gainesville & Hall County, GA Hospital Authority, (Northeast Georgia Health System, Inc.), RACs (Series 2014B), 0.97%, 8/15/2035	7,510,425
2,420,000		Monroe County, GA Development Authority, PCRBs (First Series 1995), 2.00% TOBs (Georgia Power Co.), Mandatory Tender 6/13/2019	2,492,915
7,000,000		Monroe County, GA Development Authority, PCRBs (Series 2013A), 2.40% TOBs (Oglethorpe Power Corp.), Mandatory Tender 4/1/2020	7,147,560
2,000,000		Municipal Electric Authority of Georgia, Combined Cycle Project Revenue Bonds (Series 2012A), 5.00%, 11/1/2016	2,144,580
1,000,000		Municipal Electric Authority of Georgia, Combined Cycle Project Revenue Bonds (Series 2012A), 5.00%, 11/1/2018	1,137,000
2,000,000		Public Gas Partners, Inc., GA, Gas Project Revenue Bonds (Gas Supply Pool No. 1 Series 2009A), 5.00%, 10/1/2015	2,047,960
		TOTAL	39,804,516
		Hawaii—0.2%
1,000,000		Hawaii State Department of Budget & Finance, Special Purpose Senior Living Revenue Refunding Bonds (Series 2012), 4.50% (Kahala Nui), 11/15/2015	1,019,000
1,000,000		Hawaii State Department of Budget & Finance, Special Purpose Senior Living Revenue Refunding Bonds (Series 2012), 5.00% (Kahala Nui), 11/15/2017	1,077,650

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Hawaii—continued
$500,000		Hawaii State Department of Budget & Finance, Special Purpose Senior Living Revenue Refunding Bonds (Series 2012), 5.00% (Kahala Nui), 11/15/2018	$548,065
		TOTAL	2,644,715
		Illinois—6.9%
3,000,000	[1]	Chicago, IL Board of Education, UT GO Refunding Bonds (Series 2013A-3 SIFMA Index), 0.77% TOBs, 6/1/2017	2,818,950
4,000,000	[1]	Chicago, IL Board of Education, UT GO Refunding Bonds (Series 2013A-3 SIFMA Index), 0.85% TOBs, 6/1/2018	3,654,880
400,000		Chicago, IL Midway Airport, Second Lien Revenue & Refunding Bonds (Series 2014B), 5.00%, 1/1/2019	453,048
500,000		Chicago, IL Midway Airport, Second Lien Revenue & Refunding Bonds (Series 2014B), 5.00%, 1/1/2020	578,440
3,250,000		Chicago, IL Midway Airport, Second Lien Taxable Revenue Refunding Bonds (Series 2013C), 5.00%, 1/1/2021	3,811,697
1,500,000		Chicago, IL Midway Airport, Second Lien Taxable Revenue Refunding Bonds (Series 2013C), 5.00%, 1/1/2022	1,772,385
1,875,000		Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011B), 5.00%, 1/1/2018	2,073,600
2,000,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2008), 5.00% (AGM INS), 11/1/2015	2,055,460
2,500,000		Cook County, IL, Refunding UT GO Bonds (Series 2014A), 4.00%, 11/15/2015	2,557,225
1,500,000		Cook County, IL, Refunding UT GO Bonds (Series 2014A), 5.00%, 11/15/2016	1,600,320
1,170,000		Cook County, IL, Refunding UT GO Bonds (Series 2014A), 5.00%, 11/15/2017	1,283,315
1,500,000		Cook County, IL, Refunding UT GO Bonds (Series 2014A), 5.00%, 11/15/2018	1,679,610
6,500,000		Illinois Finance Authority, Revenue Bonds (Series 2008A-2), 5.00% TOBs (Advocate Health Care Network), Mandatory Tender 2/12/2020	7,512,570
2,500,000		Illinois Finance Authority, Revenue Bonds (Series 2011IL), 3.00% (Trinity Healthcare Credit Group), 12/1/2017	2,632,675
5,000,000		Illinois Finance Authority, Revenue Bonds (Series 2012E), 5.00% TOBs (Ascension Health Alliance Senior Credit Group), Mandatory Tender 5/1/2017	5,435,550
5,000,000		Illinois Finance Authority, Revenue Bonds (Series A-1), 5.00% TOBs (Advocate Health Care Network), Mandatory Tender 1/15/2020	5,771,150
4,000,000		Illinois State Toll Highway Authority, Toll Highway Senior Revenue Bonds (Series 2013B-1), 5.00%, 12/1/2018	4,550,480
2,000,000		Illinois State Unemployment Insurance Fund Building Receipts, Revenue Bonds (Series 2012A), 5.00%, 12/15/2017	2,157,100
1,000,000		Illinois State Unemployment Insurance Fund Building Receipts, Revenue Bonds (Series 2012A), 5.00%, 6/15/2015	1,010,040
1,000,000		Illinois State Unemployment Insurance Fund Building Receipts, Revenue Bonds (Series 2012A), 5.00%, 6/15/2016	1,056,360
2,350,000		Illinois State, Refunding UT GO Bonds (Series 2010), 5.00%, 1/1/2017	2,505,828
4,000,000		Illinois State, Refunding UT GO Bonds (Series 2010), 5.00%, 1/1/2018	4,350,840
5,500,000		Illinois State, UT GO Bonds (Series of February 2014), 4.00%, 2/1/2019	5,862,780
1,750,000		Illinois State, UT GO Bonds (Series of February 2014), 4.00%, 2/1/2020	1,857,398
1,000,000		Illinois State, UT GO Bonds (Series of February 2014), 5.00%, 2/1/2019	1,102,530
2,000,000		Illinois State, UT GO Bonds (Series of February 2014), 5.00%, 2/1/2020	2,212,940
5,000,000		Illinois State, UT GO Bonds (Series of March 2012), 5.00%, 3/1/2017	5,357,700
2,205,000		Kendall, Kane, & Will Counties, IL Community United School District No. 308, Refunding GO School Bonds (Series 2012), 4.00%, 10/1/2018	2,417,562
2,680,000		Railsplitter Tobacco Settlement Authority, IL, Tobacco Settlement Revenue Bonds (Series 2010), 5.00%, 6/1/2017	2,904,932
		TOTAL	83,037,365
		Indiana—2.1%
2,500,000		Indiana Health Facility Financing Authority, Revenue Bonds (Series 2005A-8), 5.00% TOBs (Ascension Health Alliance Subordinate Credit Group), Mandatory Tender 7/28/2016	2,648,350
4,000,000		Indiana Health Facility Financing Authority, Revenue Bonds (Series 2005A-9), 5.00% TOBs (Ascension Health Alliance Subordinate Credit Group), Mandatory Tender 6/1/2017	4,365,240
855,000		Indiana State Finance Authority Hospital Revenue, Hospital Revenue Bonds (Series 2012A), 5.00% (Community Health Network), 5/1/2020	990,945
1,290,000		Indiana State Finance Authority Hospital Revenue, Hospital Revenue Bonds (Series 2013A), 5.00% (Beacon Health System Obligated Group), 8/15/2018	1,450,618
1,000,000		Indiana State Finance Authority Hospital Revenue, Hospital Revenue Bonds (Series 2013A), 5.00% (Beacon Health System Obligated Group), 8/15/2020	1,166,800
1,270,000		Indiana State Finance Authority, Environmental Facilities Revenue Refunding Bonds (Series 2009B), 4.90% (Indianapolis, IN Power & Light Co.), 1/1/2016	1,312,354
1,000,000		Indiana State Finance Authority, Second Lien Wastewater Utility Revenue Bonds (Series 2011B), 5.00% (CWA Authority), 10/1/2018	1,127,470
2,500,000		Indiana State Finance Authority, Second Lien Wastewater Utility Revenue Bonds (Series 2011B), 5.00% (CWA Authority), 10/1/2019	2,882,300
900,000		Purdue University, IN, Student Fee Bonds (Series 2010Y), 4.50%, 7/1/2015	909,828

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Indiana—continued
$5,000,000		Whiting, IN Environmental Facilities, Revenue Bonds (Series 2005), 5.00% (BP PLC), 7/1/2017	$5,442,650
3,000,000		Whiting, IN Environmental Facilities, Revenue Bonds (Series 2009), 5.25% (BP PLC), 1/1/2021	3,521,670
		TOTAL	25,818,225
		Kansas—0.2%
500,000		Wyandotte County, KS Unified Government Utility System, Improvement & Refunding Revenue Bonds (Series 2014-A), 4.00%, 9/1/2018	545,600
1,000,000		Wyandotte County, KS Unified Government Utility System, Improvement & Refunding Revenue Bonds (Series 2014-A), 5.00%, 9/1/2020	1,170,610
1,000,000		Wyandotte County, KS Unified Government Utility System, Improvement & Refunding Revenue Bonds (Series 2014-A), 5.00%, 9/1/2021	1,186,630
		TOTAL	2,902,840
		Kentucky—1.2%
5,000,000		Kentucky EDFA, Revenue Bonds (Series 2009B), 2.70% TOBs (Catholic Health Initiatives), Mandatory Tender 11/10/2021	5,055,150
8,700,000		Kentucky Public Transportation Infrastructure Authority, Subordinate Toll Revenue BANs (Series 2013A), 5.00%, 7/1/2017	9,468,123
		TOTAL	14,523,273
		Louisiana—2.2%
4,000,000	[1]	Louisiana State Gas & Fuels Second Lien, Revenue Refunding Bonds (Series 2013B-1 LIBOR Index), 0.59% TOBs, 5/1/2017	4,024,400
3,600,000	[1]	Louisiana State Gas & Fuels Second Lien, Revenue Refunding Bonds (Series 2013B-2 LIBOR Index), 0.67% TOBs, 5/1/2018	3,624,588
8,570,000		Louisiana State Offshore Terminal Authority, Deepwater Port Revenue Bonds (Series 2010B-1), 2.20% TOBs (Loop LLC), Mandatory Tender 10/1/2017	8,713,462
3,765,000		St. Charles Parish, LA Gulf Opportunity Zone, Revenue Bonds (Series 2010), 4.00% TOBs (Valero Energy Corp.), Mandatory Tender 6/1/2022	4,107,012
2,500,000		Tobacco Settlement Financing Corp., LA, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2013A), 5.00%, 5/15/2018	2,784,925
3,250,000		Tobacco Settlement Financing Corp., LA, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2013A), 5.00%, 5/15/2019	3,693,365
		TOTAL	26,947,752
		Maryland—0.5%
5,270,000		Prince Georges County, MD, GO Consolidated Public Improvement Bonds (Series 2010A), 5.00%, 9/15/2018	5,991,147
		Massachusetts—0.9%
1,000,000		Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds (Series 2010B), 5.00%, 1/1/2017	1,075,930
1,915,000	[1]	Massachusetts Development Finance Agency, (Partners Healthcare Systems), Revenue Bonds (Series 2015O-3), 0.50%, 7/1/2050	1,913,238
1,875,000		Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds (Nuclear Project No. 3 Series 2011), 5.00%, 7/1/2015	1,897,519
2,120,000		Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds (Nuclear Project No. 6 Series 2011), 5.00%, 7/1/2017	2,320,637
3,750,000		Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds (Nuclear Project No. 6 Series 2012A), 5.00%, 7/1/2016	3,966,300
		TOTAL	11,173,624
		Michigan—4.7%
1,375,000		Grand Rapids, MI Water Supply System, Revenue Refunding Bonds (Series 2010), 5.00%, 1/1/2016	1,424,225
1,500,000		Grand Rapids, MI Water Supply System, Revenue Refunding Bonds (Series 2010), 5.00%, 1/1/2017	1,614,705
2,000,000		Michigan State Finance Authority Revenue, Local Government Loan Program Revenue Bonds (Series 2015A), 5.00% (Detroit, MI City School District)/(Q-SBLF GTD), 5/1/2018	2,217,380
3,000,000		Michigan State Finance Authority Revenue, Local Government Loan Program Revenue Bonds (Series 2015A), 5.00% (Detroit, MI City School District)/(Q-SBLF GTD), 5/1/2019	3,386,820
4,500,000		Michigan State Finance Authority Revenue, Local Government Loan Program Revenue Bonds (Series 2015A), 5.00% (Detroit, MI City School District)/(Q-SBLF GTD), 5/1/2020	5,170,545
5,000,000		Michigan State Finance Authority Revenue, Senior Lien Revenue Bonds (Series 2014 D-1), 5.00% (Detroit, MI Water Supply System)/(AGM INS), 7/1/2022	5,813,300
2,000,000		Michigan State Finance Authority Revenue, Senior Lien Revenue Bonds (Series D-1), 5.00% (Detroit, MI Water Supply System)/(AGM INS), 7/1/2020	2,287,880
2,500,000		Michigan State Finance Authority Revenue, Senior Lien Revenue Bonds (Series D-1), 5.00% (Detroit, MI Water Supply System)/(AGM INS), 7/1/2021	2,884,525
1,500,000		Michigan State Finance Authority, Local Government Loan Program Revenue Bonds (Series 2014B), 3.00% (Public Lighting Authority), 7/1/2016	1,539,240

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Michigan—continued
$1,500,000		Michigan State Finance Authority, Local Government Loan Program Revenue Bonds (Series 2014B), 4.00% (Public Lighting Authority), 7/1/2017	$1,587,090
1,125,000		Michigan State Finance Authority, Local Government Loan Program Revenue Bonds (Series 2014B), 5.00% (Public Lighting Authority), 7/1/2019	1,263,285
1,200,000		Michigan State Finance Authority, Local Government Loan Program Revenue Bonds (Series 2014B), 5.00% (Public Lighting Authority), 7/1/2020	1,363,164
10,000,000	[1]	Michigan State Financial Authority, (Trinity Healthcare Credit Group), Hospital Revenue Bonds (Series 2015MI), 0.656%, 9/1/2019	9,989,400
1,000,000		Michigan State Hospital Finance Authority, Revenue Bonds (Series 2010B), 5.00% (Ascension Health Alliance Senior Credit Group), 11/15/2016	1,071,340
8,875,000		Michigan Strategic Fund, Adjustable Rate Demand LO Revenue Refunding Bonds (Series 1995C), 2.125% TOBs (Detroit Edison Co.), Mandatory Tender 9/1/2016	9,004,841
1,000,000		Michigan Strategic Fund, LT Obligation Revenue Bonds (Series 2011), 5.00% (Michigan State), 10/15/2019	1,144,600
1,170,000		Michigan Strategic Fund, LT Obligation Revenue Bonds (Series 2011), 5.00% (Michigan State), 10/15/2020	1,355,679
1,165,000		Royal Oak, MI Hospital Finance Authority, Hospital Revenue Refunding Bonds (Series 2014D), 5.00% (Beaumont Health Credit Group), 9/1/2017	1,280,091
1,500,000		Royal Oak, MI Hospital Finance Authority, Hospital Revenue Refunding Bonds (Series 2014D), 5.00% (Beaumont Health Credit Group), 9/1/2019	1,731,375
		TOTAL	56,129,485
		Mississippi—0.9%
560,000		Mississippi Development Bank, SO Refunding Bonds (Series 2013A), 5.00% (Harrison County, MS Highway), 1/1/2018	622,059
1,000,000		Mississippi Development Bank, SO Refunding Bonds (Series 2013A), 5.00% (Harrison County, MS Highway), 1/1/2019	1,139,310
470,000		Mississippi Development Bank, SO Refunding Bonds (Series 2013B), 4.00% (Laurel, MS Highway), 1/1/2017	497,434
400,000		Mississippi Development Bank, SO Refunding Bonds (Series 2013B), 4.00% (Laurel, MS Highway), 1/1/2018	433,488
1,500,000		Mississippi Development Bank, SO Refunding Bonds (Series 2013B), 4.00% (Laurel, MS Highway), 1/1/2019	1,654,110
1,425,000		Mississippi Development Bank, SO Refunding Bonds (Series 2013C), 5.00% (Madison County, MS Highway), 1/1/2019	1,623,517
1,000,000		Mississippi Development Bank, Wilkinson County Correctional Facility Refunding Bonds (Series 2008D), 5.00% (Mississippi State Department of Corrections)/(United States Treasury COL), 8/1/2015	1,016,010
3,250,000		Mississippi Hospital Equipment & Facilities Authority, Revenue Bonds (2010 Series 1), 5.00% (North Mississippi Health Services), 10/1/2017	3,571,425
		TOTAL	10,557,353
		Missouri—0.5%
3,780,000		Missouri State Environmental Improvement & Energy Resources Authority, Environmental Improvement Revenue Refunding Bonds (Series 1992), 1.25% (Kansas City Power And Light Co.), 7/1/2017	3,825,058
255,000		Missouri State HEFA, Senior Living Facilities Revenue Bonds (Series 2014A), 4.00% (Lutheran Senior Services), 2/1/2018	272,648
535,000		Missouri State HEFA, Senior Living Facilities Revenue Bonds (Series 2014A), 4.00% (Lutheran Senior Services), 2/1/2020	584,429
565,000		Missouri State HEFA, Senior Living Facilities Revenue Bonds (Series 2014A), 5.00% (Lutheran Senior Services), 2/1/2021	650,021
1,000,000		St. Louis, MO Municipal Finance Corp., City Justice Center Leasehold Revenue Refunding Bonds (Series 2011), 5.00% (St. Louis, MO), 2/15/2017	1,076,570
		TOTAL	6,408,726
		Nebraska—1.0%
8,000,000		Central Plains Energy Project, NE, Gas Supply Revenue Refunding Bonds (Series 2014), 5.00% TOBs (Royal Bank of Canada, Montreal GTD), 12/1/2019	9,245,520
570,000		Nebraska Public Power District, General Revenue Bonds (Series 2011A), 5.00%, 1/1/2016	590,360
850,000		Nebraska Public Power District, General Revenue Bonds (Series 2011A), 5.00%, 1/1/2017	915,782
1,000,000		Nebraska Public Power District, General Revenue Bonds (Series 2012A), 4.00%, 1/1/2018	1,084,580
		TOTAL	11,836,242
		Nevada—0.2%
2,250,000		Washoe County, NV School District, Refunding LT GO Bonds (Series 2012A), 4.00%, 6/1/2019	2,492,032
		New Jersey—6.7%
2,500,000		Gloucester County, NJ Improvement Authority, Resource Recovery Revenue Refunding Bonds (Series 1999A), 2.125% TOBs (Waste Management, Inc.), Mandatory Tender 12/1/2017	2,587,675
2,500,000		New Jersey EDA, Cigarette Tax Revenue Refunding Bonds (Series 2012), 5.00% (NJ Dedicated Cigarette Excise Tax), 6/15/2016	2,626,000
2,000,000		New Jersey EDA, Cigarette Tax Revenue Refunding Bonds (Series 2012), 5.00% (NJ Dedicated Cigarette Excise Tax), 6/15/2017	2,163,100
3,000,000		New Jersey EDA, Cigarette Tax Revenue Refunding Bonds (Series 2012), 5.00% (NJ Dedicated Cigarette Excise Tax), 6/15/2018	3,314,340

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New Jersey—continued
$10,000,000	[1]	New Jersey EDA, School Facilities Construction Refunding SIFMA Index Bonds (Series 2013 I), 1.27% (New Jersey State), 9/1/2025	$9,746,400
16,520,000	[1]	New Jersey EDA, School Facilities Construction Refunding SIFMA Index Bonds (Series E), 1.72% (New Jersey State), 2/1/2016	16,582,941
10,000,000	[1]	New Jersey EDA, School Facilities Construction Refunding SIFMA Index Notes (Series 2014K), 0.75% (New Jersey State), 2/1/2017	10,012,500
1,000,000		New Jersey Health Care Facilities Financing Authority, Refunding Bonds (Series 2011), 5.00% (Meridian Health System Obligated Group), 7/1/2018	1,124,160
5,230,000		New Jersey State Transportation Trust Fund Authority, Transportation Program Bonds (Series 2014AA), 5.00%, 6/15/2018	5,704,413
10,000,000	[1]	New Jersey State Transportation Trust Fund Authority, Transportation Program Notes (SIFMA Index Multimodal Notes) (Series 2014BB-2), 1.21% (New Jersey State), 6/15/2034	10,004,300
1,000,000		New Jersey State Transportation Trust Fund Authority, Transportation System Bonds (Series 2011B), 5.00% (New Jersey State), 6/15/2018	1,090,710
5,750,000	[1]	New Jersey Turnpike Authority, Revenue Bonds (SIFMA Index Bonds Series 2013 E-3), 0.70% TOBs, 1/1/2018	5,787,778
5,000,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2012B), 5.00%, 1/1/2019	5,676,850
475,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2013A), 5.00%, 1/1/2018	526,680
1,500,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2013A), 5.00%, 1/1/2020	1,739,790
2,500,000		Newark, NJ, Tax Appeal Refunding Notes (Series 2014D), 1.75% BANs, 12/8/2015	2,515,400
		TOTAL	81,203,037
		New Mexico—1.5%
7,000,000		Farmington, NM, Refunding PCRBs (Series 2012A), 1.875% TOBs (El Paso Electric Co.), Mandatory Tender 9/1/2017	7,055,860
2,500,000		New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding Bonds (Series 2014A), 5.00% TOBs (Royal Bank of Canada, Montreal GTD), Mandatory Tender 8/1/2019	2,848,775
8,150,000	[1]	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding Bonds (Series 2014B), 0.865% TOBs (Royal Bank of Canada, Montreal GTD), Mandatory Tender 8/1/2019	8,186,512
290,000		Sandoval County, NM, Incentive Payment Revenue Refunding Bonds (Series 2005), 4.00% (Intel Corp.)/United States Treasury COL), 6/1/2015	291,827
		TOTAL	18,382,974
		New York—8.6%
5,696,000		Colonie, NY, 1.25% BANs, 3/18/2016	5,725,277
2,500,000		Erie County, NY IDA, School Facility Revenue Refunding Bonds (Series 2011B), 5.00% (Buffalo, NY City School District), 5/1/2018	2,806,675
1,000,000		Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2010A), 5.00% (United States Treasury COL), 5/1/2015	1,004,020
2,000,000		Metropolitan Transportation Authority, NY, Transportation Revenue Bonds (Series 2005D), 5.00% (MTA Transportation Revenue), 11/15/2016	2,146,320
1,000,000		Metropolitan Transportation Authority, NY, Transportation Revenue Bonds (Series 2005G), 5.00% (MTA Transportation Revenue), 11/15/2017	1,108,490
2,500,000	[1]	Metropolitan Transportation Authority, NY, Transportation Revenue Variable Rate Refunding Bonds (Subseries 2002D-2B), 0.719% TOBs (MTA Transportation Revenue), 5/15/2018	2,502,650
3,000,000	[1]	Metropolitan Transportation Authority, NY, Transportation Revenue Variable Rate Refunding Bonds (Subseries 2002G-1C), 0.805% (MTA Transportation Revenue), 11/1/2016	3,012,720
2,000,000	[1]	Metropolitan Transportation Authority, NY, Transportation Revenue Variable Rate Refunding Bonds (Subseries 2002G-1D), 0.945% (MTA Transportation Revenue), 11/1/2017	2,014,740
2,500,000	[1]	Metropolitan Transportation Authority, NY, Transportation Revenue Variable Rate Refunding Bonds (Subseries 2002G-1G), 0.765% TOBs (MTA Transportation Revenue), 11/1/2015	2,503,550
2,500,000	[1]	Metropolitan Transportation Authority, NY, Transportation Revenue Variable Rate Refunding Bonds (Subseries 2002G-1H), 0.965% TOBs (MTA Transportation Revenue), 11/1/2016	2,516,925
1,500,000		Nassau, NY Health Care Corp., 2.25% RANs, 1/15/2016	1,512,360
330,000		New York City, NY TFA, Future Tax Secured Subordinate Revenue Bonds (Series 2010 I-2), 5.00% (United States Treasury COL), 11/1/2017	364,911
3,495,000		New York City, NY TFA, Future Tax Secured Subordinate Revenue Bonds (Series 2010 I-2), 5.00%, 11/1/2017	3,874,242
3,000,000		New York City, NY, UT GO Bonds (Fiscal 2011 Series B), 5.00%, 8/1/2017	3,297,150
4,000,000	[1]	New York City, NY, UT GO Bonds (Series 2008J, Subseries J-4), 0.49%, 8/1/2021	4,002,120
3,800,000	[1]	New York City, NY, UT GO Bonds (Series 2008J, Subseries J-4), 0.57%, 8/1/2025	3,796,428
2,000,000		New York City, NY, UT GO Bonds (Series 2012F), 5.00%, 8/1/2017	2,198,100
2,000,000		New York City, NY, UT GO Bonds (Series 2012F), 5.00%, 8/1/2018	2,253,380
2,000,000		New York City, NY, UT GO Bonds (Series 2012F), 5.00%, 8/1/2019	2,301,640

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New York—continued
$1,345,000		New York City, NY, UT GO Bonds (Series A), 5.00%, 8/1/2016	$1,429,130
500,000		New York City, NY, UT GO Bonds (Series A-1), 5.00%, 8/1/2018	563,345
1,005,000		New York City, NY, UT GO Bonds (Series C), 5.00%, 8/1/2018	1,132,323
4,000,000		New York State Dormitory Authority, Revenue Bonds (Series 2011A), 5.00% (School District Financing Program), 10/1/2016	4,273,320
1,300,000		New York State Thruway Authority, General Revenue Bonds (Series 2012I), 5.00% (New York State Thruway Authority - General Revenue), 1/1/2018	1,438,060
1,000,000		New York State Thruway Authority, General Revenue Bonds (Series 2012I), 5.00% (New York State Thruway Authority - General Revenue), 1/1/2019	1,133,800
3,125,000		New York State Thruway Authority, General Revenue Junior Indebtedness Obligations (Series 2013A), 5.00% (New York State Thruway Authority - General Revenue), 5/1/2019	3,573,969
8,000,000		New York State Urban Development Corp., Service Contract Revenue Refunding Bonds (Series 2010B), 5.00%, 1/1/2016	8,286,960
2,500,000	[1,2,3]	Nuveen New York AMT-Free Municipal Income Fund, Institutional MuniFund Term Preferred Shares (Series 2017), 0.64%, 10/1/2017	2,504,950
2,000,000		Rockland County, NY, LT GO Bonds (Series 2014A), 5.00% (AGM INS), 3/1/2016	2,082,720
1,825,000		Rockland County, NY, LT GO Bonds (Series 2014A), 5.00% (AGM INS), 3/1/2017	1,967,733
3,000,000		Rockland County, NY, LT GO Bonds (Series 2014A), 5.00% (AGM INS), 3/1/2020	3,431,550
3,000,000		Rockland County, NY, LT GO Bonds (Series 2014A), 5.00% (AGM INS), 3/1/2021	3,485,700
2,000,000		Suffolk County, NY EDC, Revenue Bonds (Series 2011), 5.00% (Catholic Health Services of Long Island Obligated Group), 7/1/2018	2,236,740
4,000,000		Tobacco Settlement Financing Corp., NY, Asset-Backed Revenue Bonds (Series 2013A), 5.00% (New York State), 6/1/2022	4,368,040
2,500,000		Tobacco Settlement Financing Corp., NY, Asset-Backed Revenue Bonds (Series 2013B), 5.00% (New York State), 6/1/2021	2,730,025
3,995,000		Tobacco Settlement Financing Corp., NY, Asset-Backed Revenue Bonds (Series 2013B), 5.00% (New York State), 6/1/2022	4,362,580
3,350,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Refunding Bonds (Series 2012B), 5.00%, 11/15/2017	3,718,065
2,000,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Refunding Bonds (Series 2012B), 5.00%, 11/15/2018	2,276,420
		TOTAL	103,937,128
		North Carolina—0.5%
1,250,000		North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 2012A), 5.00%, 1/1/2018	1,383,837
1,000,000		North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 2012A), 5.00%, 1/1/2019	1,132,230
1,000,000	[1]	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds (Series 2012C), 0.76% TOBs (Wake Forest Baptist Obligated Group), Mandatory Tender 12/1/2017	997,530
1,245,000		North Carolina Medical Care Commission, Hospital Revenue Refunding Bonds (Series 2010), 5.00% (Wake Forest Baptist Obligated Group), 6/1/2015	1,254,948
1,500,000		North Carolina Municipal Power Agency No. 1, Revenue Refunding Bonds (Series 2008A), 5.25%, 1/1/2017	1,621,500
		TOTAL	6,390,045
		Ohio—2.9%
1,400,000		American Municipal Power-Ohio, Inc., Revenue Bonds (Series 2012B), 5.00% (AMP Fremont Energy), 2/15/2016	1,456,700
1,800,000		Cleveland, OH Public Power System, Revenue Refunding Bonds (Series 2010), 5.00%, 11/15/2016	1,926,216
2,685,000		Cleveland, OH Public Power System, Revenue Refunding Bonds (Series 2010), 5.00%, 11/15/2017	2,958,226
2,000,000		Hamilton County, OH Sewer System, Improvement & Refunding Revenue Bonds (Series 2013A), 5.00%, 12/1/2017	2,219,840
5,000,000	[1]	Lancaster, OH Port Authority, Gas Supply Revenue Refunding Bonds (Series 2014), 0.835% TOBs (Royal Bank of Canada, Montreal GTD), Mandatory Tender 8/1/2019	5,038,950
4,500,000		Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2006-A), 3.75% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 12/3/2018	4,752,495
2,500,000		Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2006-B), 3.625% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 6/1/2020	2,614,825
1,500,000		Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2008-B), 3.625% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 4/1/2020	1,566,855
795,000		Ohio State Building Authority, State Facilities Revenue Refunding Bonds (Series 2010C), 5.00%, 10/1/2016	849,322
2,000,000		Ohio State Building Authority, State Facilities Revenue Refunding Bonds (Series 2010C), 5.00%, 10/1/2018	2,268,180
625,000		Ohio State Higher Educational Facility Commission, Revenue Bonds (Series 2011A), 4.00% (University of Dayton), 12/1/2016	658,981
1,000,000		Ohio State Higher Educational Facility Commission, Revenue Bonds (Series 2011A), 5.00% (University of Dayton), 12/1/2017	1,102,650
2,000,000		Ohio State Higher Educational Facility Commission, Revenue Refunding Bonds (Series 2013), 4.00% (Case Western Reserve University, OH), 12/1/2017	2,166,640
750,000		Ohio State Higher Educational Facility Commission, Revenue Refunding Bonds (Series 2013), 4.00% (Case Western Reserve University, OH), 12/1/2019	837,653

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Ohio—continued
$2,050,000		Ohio State Water Development Authority, PCR Refunding Bonds (Series 2008-B), 3.625% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 4/1/2020	$2,157,769
1,305,000		Richland County, OH, (Series B), 1.75% BANs, 7/22/2015	1,308,236
1,500,000		Williams County, OH, 1.25% BANs, 7/29/2015	1,503,090
		TOTAL	35,386,628
		Oklahoma—2.3%
1,410,000		Canadian County Educational Facilities Authority, OK, Educational Facilities Lease Revenue Bonds (Series 2012), 4.00% (Mustang Public Schools), 9/1/2019	1,534,827
2,685,000		Canadian County Educational Facilities Authority, OK, Educational Facilities Lease Revenue Bonds (Series 2012), 4.50% (Mustang Public Schools), 9/1/2020	3,012,248
2,285,000		Canadian County Educational Facilities Authority, OK, Educational Facilities Lease Revenue Bonds (Series 2012), 4.50% (Mustang Public Schools), 9/1/2021	2,582,279
2,000,000		Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2012), 4.00% (Midwest City-Del City Public Schools), 3/1/2018	2,156,480
2,700,000		Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2012), 4.00% (Midwest City-Del City Public Schools), 3/1/2019	2,946,537
1,850,000		Oklahoma Development Finance Authority, Solid Waste Disposal Revenue Bonds (Series 2004A), 2.375% (Waste Management, Inc.), 12/1/2021	1,880,007
3,065,000		Oklahoma State Capital Improvement Authority, State Facilities Revenue Refunding Bonds (Series 2010A), 5.00% (Oklahoma State), 7/1/2016	3,241,789
3,150,000		Oklahoma State Capital Improvement Authority, State Facilities Revenue Refunding Bonds (Series 2010A), 5.00% (Oklahoma State), 7/1/2017	3,450,321
1,255,000		Tulsa County, OK Industrial Authority, Educational Facilities Lease Revenue Bonds (Series 2011), 3.125% (Broken Arrow Public Schools), 9/1/2018	1,336,035
2,600,000		Tulsa County, OK Industrial Authority, Educational Facilities Lease Revenue Bonds (Series 2011), 5.00% (Broken Arrow Public Schools), 9/1/2019	2,996,214
2,000,000		Tulsa County, OK Industrial Authority, Educational Facilities Lease Revenue Bonds (Series 2012), 3.50% (Broken Arrow Public Schools), 9/1/2017	2,125,800
		TOTAL	27,262,537
		Oregon—0.2%
1,500,000		Tri-County Metropolitan Transportation District of Oregon, Payroll Tax & Grant Receipt Revenue Bonds (Series 2013), 4.00%, 11/1/2017	1,558,035
900,000		Tri-County Metropolitan Transportation District of Oregon, Payroll Tax & Grant Receipt Revenue Bonds (Series 2013), 5.00%, 11/1/2018	981,108
		TOTAL	2,539,143
		Pennsylvania—10.5%
3,000,000		Allegheny County Sanitation Authority, Sewer Revenue Bonds (Series 2011), 5.00% (AGM INS), 6/1/2018	3,364,260
4,125,000		Allegheny County, PA HDA, Revenue Bonds (Series 2010A), 5.00% (UPMC Health System), 5/15/2015	4,149,667
1,000,000		Allegheny County, PA Port Authority, Special Revenue Transportation Refunding Bonds (Series 2011), 5.00%, 3/1/2017	1,079,140
8,700,000		Beaver County, PA IDA, PCR Refunding Bonds (Series 2006-A), 3.50% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 6/1/2020	9,047,391
4,000,000		Beaver County, PA IDA, PCR Refunding Bonds (Series 2008A), 2.15% (FirstEnergy Solutions Corp.), 3/1/2017	4,032,280
5,000,000		Beaver County, PA IDA, PCR Refunding Bonds (Series 2008A), 2.70% TOBs (FirstEnergy Solutions Corp.), 4/2/2018	5,051,150
4,000,000	[1]	Berks County, PA Municipal Authority, Variable Rate Revenue Bonds (Series 2012B), 1.52% TOBs (Reading Hospital & Medical Center), Mandatory Tender 7/1/2022	4,099,520
9,500,000		Clarion County, PA IDA, Student Housing Revenue BANs (Series 2014C-1), 1.05% (Clarion University Foundation, Inc.), 5/1/2016	9,518,620
12,500,000	[1]	Geisinger Authority, PA Health System, Health System Revenue Bonds (Series 2014B), 1.189% TOBs (Geisinger Health System), 6/1/2028	12,570,625
750,000		Hempfield, PA School District, UT GO Bonds (Series 2015), 3.00% (State Aid Withholding GTD), 10/15/2016	777,075
750,000		Hempfield, PA School District, UT GO Bonds (Series 2015), 4.00% (State Aid Withholding GTD), 10/15/2017	807,113
380,000		Hempfield, PA School District, UT GO Bonds (Series 2015), 5.00% (State Aid Withholding GTD), 10/15/2018	429,525
625,000		Monroeville, PA Finance Authority, Revenue Bonds (Series 2012), 4.00% (UPMC Health System), 2/15/2016	644,950
375,000		Monroeville, PA Finance Authority, Revenue Bonds (Series 2012), 4.00% (UPMC Health System), 2/15/2017	398,430
625,000		Monroeville, PA Finance Authority, Revenue Bonds (Series 2012), 4.00% (UPMC Health System), 2/15/2018	676,194

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—continued
$8,000,000	[1]	Northampton County, PA General Purpose Authority, Variable Rate Hospital Revenue Bonds (Series 2013B), 1.42% TOBs (St. Luke's Hospital of Bethlehem), Mandatory Tender 8/15/2043	$8,078,320
3,000,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 2006A), 2.55% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 12/3/2018	3,048,390
700,000		Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds (Series 2004A), 1.25% TOBs (Waste Management, Inc.), Mandatory Tender 5/1/2017	700,056
1,500,000		Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds, 1.75% TOBs (Waste Management, Inc.), Mandatory Tender 12/1/2015	1,513,200
1,250,000		Pennsylvania HFA, SFM Revenue Bonds (Series 2011-112), 5.00%, 10/1/2015	1,278,538
1,250,000		Pennsylvania HFA, SFM Revenue Bonds (Series 2011-112), 5.00%, 10/1/2016	1,328,600
4,000,000		Pennsylvania Intergovernmental Coop Authority, Special Tax Revenue Refunding Bonds (Series 2010), 5.00%, 6/15/2015	4,039,840
3,000,000		Pennsylvania Intergovernmental Coop Authority, Special Tax Revenue Refunding Bonds (Series 2010), 5.00%, 6/15/2016	3,168,060
5,000,000		Pennsylvania State Higher Education Facilities Authority, (Thomas Jefferson University), Variable Rate Remarketed Obligations (Series 2015B), 9/1/2017	5,000,000
4,250,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2010E), 5.00% (UPMC Health System), 5/15/2015	4,275,202
10,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2013B), 1.17%, 12/1/2019	10,172,400
10,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (SIFMA Index Bonds) (Series 2014B), 1.00%, 12/1/2021	10,098,200
1,000,000		Philadelphia, PA Airport System, Airport Revenue Bonds (Series 2010A), 5.00%, 6/15/2015	1,009,720
1,165,000		Philadelphia, PA Airport System, Airport Revenue Bonds (Series 2010A), 5.00%, 6/15/2017	1,267,718
2,000,000	[1]	Scranton, PA School District, GO Notes (Series 2014) (LIBOR Floating Rate Tender Notes), 1.117%, 4/1/2031	2,003,080
3,000,000	[1]	State Public School Building Authority, PA, LIBOR Index Rate Revenue Bonds (Series 2014), 0.915% TOBs (Albert Gallatin Area School District), 9/1/2018	3,006,990
500,000		Upper Darby School District, PA, UT GO Bonds (Series 2015), 2.00% (State Aid Withholding GTD), 5/1/2016	507,800
500,000		Upper Darby School District, PA, UT GO Bonds (Series 2015), 3.00% (State Aid Withholding GTD), 5/1/2017	521,520
700,000		Upper Darby School District, PA, UT GO Bonds (Series 2015), 4.00% (State Aid Withholding GTD), 5/1/2018	757,904
8,555,000	[1]	York County, PA, GO Floating Rate Notes (Series 2015 LIBOR Index Rate Mode), 6/1/2016	8,559,192
		TOTAL	126,980,670
		Rhode Island—1.4%
3,690,000		Rhode Island State and Providence Plantations, GO Bonds (Series 2011A), 5.00%, 8/1/2017	4,065,864
4,200,000		Rhode Island State and Providence Plantations, GO Bonds (Series 2011A), 5.00%, 8/1/2018	4,757,928
4,120,000		Rhode Island State and Providence Plantations, GO Bonds (Series 2011A), 5.00%, 8/1/2019	4,789,747
1,000,000		Rhode Island State Health and Educational Building Corp., Revenue Refunding Bonds (Providence Public Buildings Authority) (Series 2013A), 3.00% (Providence, RI), 5/15/2015	1,002,900
500,000		Rhode Island State Health and Educational Building Corp., Revenue Refunding Bonds (Providence Public Buildings Authority) (Series 2013A), 4.00% (Providence, RI), 5/15/2016	517,770
1,000,000		Rhode Island State Health and Educational Building Corp., Revenue Refunding Bonds (Providence Public Buildings Authority) (Series 2013A), 4.00% (Providence, RI), 5/15/2017	1,060,090
1,000,000		Rhode Island State Health and Educational Building Corp., Revenue Refunding Bonds (Providence Public Buildings Authority) (Series 2013A), 5.00% (Providence, RI), 5/15/2018	1,108,810
		TOTAL	17,303,109
		South Carolina—0.8%
645,000		Charleston County, SC Special Source, Revenue Bonds (Series 2013), 5.00%, 12/1/2018	733,223
1,000,000		Charleston County, SC Special Source, Revenue Bonds (Series 2013), 5.00%, 12/1/2019	1,161,970
1,000,000		Charleston County, SC Special Source, Revenue Bonds (Series 2013), 5.00%, 12/1/2020	1,180,880
1,000,000		Piedmont Municipal Power Agency, SC, Electric Revenue Refunding Bonds (Series 2010A-2), 5.00%, 1/1/2018	1,106,200
5,000,000		Piedmont Municipal Power Agency, SC, Revenue Refunding Bonds (Series 2008A-3), 5.00%, 1/1/2016	5,173,600
		TOTAL	9,355,873
		South Dakota—0.1%
750,000		Educational Enhancement Funding Corp., SD, Tobacco Settlement Revenue Bonds (Series 2013B), 5.00%, 6/1/2023	878,902
		Tennessee—0.8%
750,000		Memphis, TN Electric System, Subordinate Revenue Refunding Bonds (Series 2010), 5.00%, 12/1/2015	774,330
1,500,000		Metropolitan Government Nashville & Davidson County, TN Water & Sewer, Subordinate Lien Water & Sewer Revenue Refunding Bonds (Series 2012), 5.00%, 7/1/2018	1,692,405

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Tennessee—continued
$935,000		Metropolitan Government Nashville & Davidson County, TN Water & Sewer, Subordinate Lien Water & Sewer Revenue Refunding Bonds (Series 2012), 5.00%, 7/1/2019	$1,079,673
4,000,000		Metropolitan Government Nashville & Davidson County, TN, UT GO Refunding Bonds (Series 2010D), 5.00%, 7/1/2016	4,237,480
2,000,000		Metropolitan Nashville, TN Airport Authority, Airport Improvement Revenue Refunding Bonds (Series 2010B), 4.00% (AGM INS), 7/1/2015	2,018,320
		TOTAL	9,802,208
		Texas—8.4%
850,000		Central Texas Regional Mobility Authority, Senior Lien Revenue Refunding Bonds (Series 2013A), 5.00%, 1/1/2018	947,274
1,000,000		Central Texas Regional Mobility Authority, Senior Lien Revenue Refunding Bonds (Series 2013A), 5.00%, 1/1/2019	1,143,470
500,000		Central Texas Regional Mobility Authority, Senior Lien Revenue Refunding Bonds (Series 2013A), 5.00%, 1/1/2020	582,805
1,400,000		Central Texas Regional Mobility Authority, Senior Lien Revenue Refunding Bonds (Series 2013A), 5.00%, 1/1/2021	1,652,448
5,000,000		Clear Creek, TX ISD, Variable Rate UT School Building Bonds (Series 2013B), 3.00% TOBs (PSFG GTD), Mandatory Tender 8/14/2017	5,248,050
5,000,000		Clear Creek, TX ISD, Variable Rate UT School Building Bonds (Series 2013B), 3.00% TOBs (PSFG GTD), Mandatory Tender 8/14/2019	5,345,700
5,000		Dallas, TX, LT GO Refunding Bonds (Series 2010C), 5.00% (Escrowed In Treasuries COL), 2/15/2016	5,208
5,000		Dallas, TX, LT GO Refunding Bonds (Series 2010C), 5.00% (Escrowed In Treasuries COL), 2/15/2017	5,411
1,995,000		Dallas, TX, LT GO Refunding Bonds (Series 2010C), 5.00%, 2/15/2016	2,078,950
995,000		Dallas, TX, LT GO Refunding Bonds (Series 2010C), 5.00%, 2/15/2017	1,077,306
1,750,000		Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2012B), 5.00%, 11/1/2018	1,983,152
3,250,000		Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2012B), 5.00%, 11/1/2019	3,759,697
5,635,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Refunding Bonds (Series 2013B), 0.92% (Memorial Hermann Health System), 6/1/2022	5,610,713
4,500,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Refunding Bonds (Series 2013B), 0.97% (Memorial Hermann Health System), 6/1/2023	4,457,475
5,685,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Refunding Bonds (Series 2013B), 1.07% (Memorial Hermann Health System), 6/1/2024	5,651,345
1,200,000	[1]	Harris County, TX, Revenue Refunding Bonds (Series 2012A), 0.55% (Harris County, TX Toll Road Authority), 8/15/2016	1,204,188
1,515,000	[1]	Harris County, TX, Revenue Refunding Bonds (Series 2012A), 0.65% (Harris County, TX Toll Road Authority), 8/15/2017	1,525,544
3,750,000	[1]	Harris County, TX, Revenue Refunding Bonds (Series 2012A), 0.66% TOBs (Harris County, TX Toll Road Authority), 8/15/2021	3,768,675
2,500,000	[1]	Harris County, TX, Revenue Refunding Bonds (Series 2012A), 0.80% (Harris County, TX Toll Road Authority), 8/15/2018	2,525,675
1,000,000		Houston, TX Airport System, Senior Lien Revenue & Refunding Bonds (Series 2009A), 5.00%, 7/1/2015	1,012,040
2,375,000		Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2010C), 4.00%, 11/15/2016	2,510,137
1,790,000		Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2010C), 5.00%, 11/15/2016	1,920,742
2,335,000		Houston, TX Convention & Entertainment Facilities Department, Hotel Occupancy Tax & Special Revenue Refunding Bonds (Series 2011A), 5.00%, 9/1/2018	2,620,781
1,090,000		Lubbock, TX HFDC, Revenue Refunding Bonds (Series 2008B), 5.00% (St. Joseph Health System), 7/1/2015	1,102,786
3,570,000		Lubbock, TX HFDC, Revenue Refunding Bonds (Series 2008B), 5.00% (St. Joseph Health System), 7/1/2019	4,043,132
5,000,000		Midlothian, TX ISD, Variable Rate UT Tax Refunding Bonds (Series 2013-C), 3.00% TOBs (PSFG GTD), Mandatory Tender 8/1/2019	5,298,300
3,000,000		Mission, TX EDC, Solid Waste Disposal Revenue Bonds (Series 2006), 3.75% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2015	3,018,150
2,000,000		North Texas Tollway Authority, System First Tier Revenue Refunding Bonds (Series 2011B), 5.00%, 1/1/2019	2,267,600
5,000,000	[1]	North Texas Tollway Authority, System First Tier Variable Rate Revenue Refunding Bonds (Series 2011A SIFMA Index Floating Rate), 0.82%, 1/1/2019	5,009,500
6,335,000	[1]	North Texas Tollway Authority, System First Tier Variable Rate Revenue Refunding Bonds (Series 2014C SIFMA Index Floating Rate), 0.69%, 1/1/2038	6,308,330
2,000,000		Sam Rayburn, TX Municipal Power Agency, Power Supply System Revenue Refunding Bonds (Series 2012), 5.00%, 10/1/2016	2,129,020
1,250,000		Sam Rayburn, TX Municipal Power Agency, Power Supply System Revenue Refunding Bonds (Series 2012), 5.00%, 10/1/2019	1,428,838
550,000		Sam Rayburn, TX Municipal Power Agency, Power Supply System Revenue Refunding Bonds (Series 2012), 5.00%, 10/1/2021	643,253
2,375,000		Texas State Public Finance Authority, Refunding UT GO Bonds (Series 2011), 5.00% (Texas State), 10/1/2018	2,705,315
2,600,000		Texas State Public Finance Authority, UT GO Refunding Bonds (Series 2010A), 5.00% (Texas State), 10/1/2016	2,780,700
3,105,000		Texas State Public Finance Authority, UT GO Refunding Bonds (Series 2010A), 5.00% (Texas State), 10/1/2017	3,437,732

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$3,665,000		Texas State Transportation Commission, First Tier Revenue Refunding Put Bonds (Series 2015-A), 5.00% TOBs (Central Texas Turnpike System) 4/1/2020	$4,235,274
		TOTAL	101,044,716
		Utah—1.4%
2,400,000		Intermountain Power Agency, Subordinated Power Supply Revenue Refunding Bonds (Series 2014A), 5.00%, 7/1/2018	2,703,720
3,600,000		Intermountain Power Agency, Subordinated Power Supply Revenue Refunding Bonds (Series 2014A), 5.00%, 7/1/2019	4,148,928
1,350,000		Riverton, UT Hospital Revenue Authority, Hospital Revenue Bonds (Series 2009), 5.00% (IHC Health Services, Inc.), 8/15/2015	1,374,165
3,000,000		Utah County, UT IDA, Environmental Improvement Revenue Refunding Bonds (Series 2011), 5.375% (United States Steel Corp.), 11/1/2015	3,051,390
5,000,000		Utah State, UT GO Bonds (Series 2009C), 5.00%, 7/1/2017	5,494,450
		TOTAL	16,772,653
		Virginia—1.1%
4,800,000		Charles City County, VA EDA, Variable Rate Demand Solid Waste Disposal Revenue Bonds (Series 2004A), 3.125% TOBs (Waste Management, Inc.), Mandatory Tender 11/1/2016	5,023,776
2,000,000		Pittsylvania County, VA, UT GO School Refunding Notes (Series 2012), 3.00%, 7/15/2017	2,004,200
1,000,000		Roanoke, VA EDA, Hospital Revenue Bonds (Series 2012), 5.00% (Carilion Health System Obligated Group), 7/1/2019	1,140,020
2,000,000		Roanoke, VA EDA, Hospital Revenue Bonds (Series 2012), 5.00% (Carilion Health System Obligated Group), 7/1/2020	2,319,220
3,000,000		Virginia Peninsula Port Authority, Revenue Refunding Bonds (Series 2003), 2.375% TOBs (Dominion Terminal Associates)/(Dominion Resources, Inc. GTD) 10/1/2016	3,055,380
		TOTAL	13,542,596
		Washington—1.8%
1,500,000		Port of Bellingham, WA IDC, Revenue Refunding Bonds (Series 2003A), 5.00% (BP PLC), 1/1/2016	1,551,840
1,000,000		Seattle, WA Municipal Light & Power, Revenue Refunding Bonds (Series 2010B), 5.00%, 2/1/2016	1,039,850
1,000,000		Seattle, WA Municipal Light & Power, Revenue Refunding Bonds (Series 2010B), 5.00%, 2/1/2017	1,080,570
1,500,000		Tobacco Settlement Authority, WA, Tobacco Settlement Revenue Refunding Bonds (Series 2013), 5.00%, 6/1/2017	1,631,925
3,415,000		Tobacco Settlement Authority, WA, Tobacco Settlement Revenue Refunding Bonds (Series 2013), 5.00%, 6/1/2019	3,884,084
5,000,000		Tobacco Settlement Authority, WA, Tobacco Settlement Revenue Refunding Bonds (Series 2013), 5.00%, 6/1/2020	5,791,050
3,000,000	[2,3]	Washington State EDFA, Solid Waste Disposal Revenue Bonds (Series 2008), 2.125% (Waste Management, Inc.), 6/1/2020	3,062,280
3,000,000		Washington State Health Care Facilities Authority, Revenue Bonds (Series 2012B), 5.00% TOBs (Providence Health & Services), Mandatory Tender 10/1/2021	3,561,090
		TOTAL	21,602,689
		West Virginia—0.9%
2,500,000		Mason County, WV, PCRBs, 1.625% TOBs (Appalachian Power Co.), Mandatory Tender 10/1/2018	2,508,450
5,000,000		West Virginia EDA, Solid Waste Disposal Facilities Revenue Bonds (Series 2010A), 3.125% TOBs (Ohio Power Co.), Mandatory Tender 4/1/2015	5,000,000
3,325,000		West Virginia EDA, Solid Waste Disposal Facilities Revenue Refunding Bonds (Series 2015A), 1.90% TOBs (Appalachian Power Co.) 4/1/2019	3,305,316
		TOTAL	10,813,766
		Wisconsin—1.3%
6,000,000		Wisconsin Health & Educational Facilities Authority, (Series 2014), 2.00% BANs (Sheboygan Senior Community, Inc.), 12/1/2015	6,005,400
4,785,000		Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Series 2011A), 5.00% (Gundersen Lutheran), 10/15/2019	5,518,014
1,310,000		Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Series 2011A), 5.00% (Gundersen Lutheran), 10/15/2020	1,535,923
2,500,000		Wisconsin State, GO Refunding Bonds (Series 2011-1), 5.00%, 5/1/2016	2,629,225
		TOTAL	15,688,562
		Wyoming—0.3%
3,650,000		Albany County, WY, PCRBs (Series 1985), 1.75% TOBs (Union Pacific Railroad Co.)/(Union Pacific Corp. GTD), Mandatory Tender 12/1/2015	3,649,854
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $1,169,627,839)	1,190,153,171
		SHORT-TERM MUNICIPALS—1.3%[4]
		Illinois—0.4%
4,655,000	[2,3]	Illinois Finance Authority, ROCs (Series 11503) Weekly VRDNs (Resurrection Health Care Corp.)/(AGM INS)/(Citibank NA, New York LIQ), 0.22%, 4/2/2015	4,655,000

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[4]
	Louisiana—0.3%
$3,000,000	St. James Parish, LA, (Series 2010A-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(Nucor Corp. GTD), 0.20%, 4/1/2015	$3,000,000
1,330,000	St. James Parish, LA, (Series 2010B-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(Nucor Corp. GTD), 0.18%, 4/1/2015	1,330,000
	TOTAL	4,330,000
	Ohio—0.2%
2,000,000	Allen County, OH, (Series 2010C) Daily VRDNs (Catholic Healthcare Partners) (MUFG Union Bank, N.A. LOC), 0.03%, 4/1/2015	2,000,000
	Texas—0.4%
5,000,000	Port of Port Arthur Navigation District of Jefferson County, TX, (Series 2010D) Daily VRDNs (Motiva Enterprises LLC), 0.20%, 4/1/2015	5,000,000
	TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	15,985,000
	TOTAL MUNICIPAL INVESTMENTS—99.8% (IDENTIFIED COST $1,185,612,839)[5]	1,206,138,171
	OTHER ASSETS AND LIABILITIES - NET—0.2%[6]	2,573,963
	TOTAL NET ASSETS—100%	$1,208,712,134
At March 31, 2015, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	Floating rate notes with current rate and maturity or tender date shown.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2015, these restricted securities amounted to $10,222,230, which represented 0.8% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2015, these liquid restricted securities amounted to $10,222,230, which represented 0.8% of total net assets.
4	Current rate and next reset date shown for Variable Rate Demand Notes.
5	At March 31, 2015, the cost of investments for federal tax purposes was $1,185,612,839. The net unrealized appreciation of investments for federal tax purposes was $20,525,332. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $21,677,107 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,151,775.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.

Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of March 31, 2015, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:
AGM	—Assured Guaranty Municipal Corp.
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CDA	—Community Development Authority
COL	—Collateralized
COPs	—Certificates of Participation
EDA	—Economic Development Authority
EDC	—Economic Development Corporation
EDFA	—Economic Development Finance Authority
GO	—General Obligation
GTD	—Guaranteed
HDA	—Hospital Development Authority
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDC	—Industrial Development Corporation
INS	—Insured
ISD	—Independent School District
LIBOR	—London Interbank Offered Rates
LIQ	—Liquidity Agreement
LO	—Limited Obligation
LOC	—Letter of Credit
LT	—Limited Tax
PCFA	—Pollution Control Finance Authority
PCR	—Pollution Control Revenue
PCRBs	—Pollution Control Revenue Bonds
PRF	—Pre-refunded
PSFG	—Public School Fund Guarantee
RACs	—Revenue Anticipation Certificates
RANs	—Revenue Anticipation Notes
ROCs	—Reset Option Certificates
SFM	—Single Family Mortgage
SIFMA	—Securities Industry and Financial Markets Association
SO	—Special Obligation
TFA	—Transitional Finance Authority
TOBs	—Tender Option Bonds
USDT	—Unified School District
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Short-Intermediate Duration Municipal Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date May 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher

Principal Executive Officer

Date May 21, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date May 21, 2015